CARE AND MAINTENANCE	12 Months Ended
Dec. 31, 2022
Care And Maintenance [Abstract]
CARE AND MAINTENANCE [Text Block]

17. CARE AND MAINTENANCE

	Years ended
	December 31,	December 31,
	2022	2021

Depreciation and depletion	$70	$55
Salaries, wages and benefits	22	497
Direct general and administrative	488	804
	$580	$1,356

In November 2019, the Company suspended mining operations at the El Cubo mine and subsequently sold the mine on April 9, 2021. In August 2021, the Company suspended mining operations at the El Compas mine and the mine remained on care and maintenace until it was sold in September 2022. For the year ended December 31, 2022, the Company recognized a care and maintenance expense of $580 inclusive of $nil in severance costs (December 31, 2021 - $1,356 inclusive of $870 in severance costs).